Annual Total Returns - Fidelity Asset Manager 40% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-11 - Fidelity Asset Manager 40% - Fidelity Asset Manager 40%	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	0.49%
Annual Return 2012	10.23%
Annual Return 2013	11.09%
Annual Return 2014	5.13%
Annual Return 2015	(0.29%)
Annual Return 2016	6.00%
Annual Return 2017	11.78%
Annual Return 2018	(4.06%)
Annual Return 2019	15.82%
Annual Return 2020	13.10%